Segment reporting (Details) - ZAR (R) R in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT REPORTING
Total revenue		R 112,129	R 113,684	R 138,288
Cost of sales, before amortisation and depreciation		(96,398)	(89,756)	(94,537)
Amortisation and depreciation		(8,810)	(10,012)	(7,087)
Interest income		1,337	1,369	1,203
Finance expense		(4,571)	(3,299)	(2,840)
Total share-based payment expense		(251)	(113)	(218)
Gain/(loss) on financial instruments		5,433	235	(4,279)
Gain/(loss) on foreign exchange differences		(215)	1,973	616
Share of results of equity-accounted investees after tax		212	(1,174)	1,287
Other costs		(4,722)	(5,858)	(3,679)
Other income		2,630	1,232	1,110
Gain/(loss) on disposal of property, plant and equipment		55	105	162
Total (impairments)/reversal of impairments		(9,173)	(47,454)	6
Gain on acquisition	R 0	0	898	0
Occupational healthcare gain		76	365	211
Restructuring costs		(550)	(515)	(363)
Transaction costs		(851)	(474)	(152)
Royalties and carbon tax		(545)	(1,052)	(1,824)
Total mining and income tax		(1,496)	2,416	(8,924)
Current taxation		(1,418)	(3,178)	(9,282)
Deferred taxation		(78)	5,594	358
(Loss)/profit for the year		(5,710)	(37,430)	18,980
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(31,380)	(30,591)	(26,544)
Consumable stores		(24,685)	(25,778)	(21,929)
Utilities		(11,556)	(11,029)	(8,465)
Mine contracts		(7,109)	(8,005)	(6,502)
Recycling		(96,398)	(89,756)	(94,537)
Cost of sales, before amortisation and depreciation		(96,398)	(89,756)	(94,537)
Capital expenditure
Sustaining capital expenditure		(4,489)	(6,056)	(4,946)
Ore reserve development		(7,229)	(9,137)	(6,640)
Growth projects		(10,822)	(6,886)	(4,313)
Total capital expenditure		(22,540)	(22,079)	(15,899)
Inventory write-down		4,784	1,694	111
Care and maintenance		1,609	1,378	794
Stillwater
SEGMENT REPORTING
Restructuring costs			(126)
Capital expenditure
Inventory write-down		3,774	1,374
Burnstone
SEGMENT REPORTING
Restructuring costs			(77)
Capital expenditure
Care and maintenance		194
Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary
Capital expenditure
Inventory write-down		588
Underground
SEGMENT REPORTING
Total revenue		78,867	83,612	92,325
Cost of sales, before amortisation and depreciation		(67,784)	(62,482)	(52,734)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(67,784)	(62,482)	(52,734)
Cost of sales, before amortisation and depreciation		(67,784)	(62,482)	(52,734)
Surface
SEGMENT REPORTING
Total revenue		16,598	13,730	10,556
Cost of sales, before amortisation and depreciation		(11,950)	(10,234)	(7,179)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(11,950)	(10,234)	(7,179)
Cost of sales, before amortisation and depreciation		(11,950)	(10,234)	(7,179)
Recycling/processing
SEGMENT REPORTING
Total revenue		16,664	16,342	35,407
Cost of sales, before amortisation and depreciation		(16,664)	(17,040)	(34,624)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(16,664)	(17,040)	(34,624)
Cost of sales, before amortisation and depreciation		(16,664)	(17,040)	(34,624)
Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		(13,280)	(12,711)	(30,993)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(13,280)	(12,711)	(30,993)
Cost of sales, before amortisation and depreciation		(13,280)	(12,711)	(30,993)
PGM operations
SEGMENT REPORTING
Restructuring costs		(269)	(351)	(26)
Marikana
Capital expenditure
Inventory write-down		61
Care and maintenance		69	103
Kroondal
Capital expenditure
Inventory write-down		264
Work in progress
Capital expenditure
Inventory write-down		3,843	1,179
Finished goods
Capital expenditure
Inventory write-down		844	423
Total SA gold
SEGMENT REPORTING
Restructuring costs		(43)	(113)	(330)
Kloof
Capital expenditure
Care and maintenance		340	117
Beatrix
Capital expenditure
Care and maintenance			261
Cooke
Capital expenditure
Care and maintenance		970	883
Southern Africa (SA)
SEGMENT REPORTING
Total revenue		82,402	84,736	89,507
Europe (EU)
SEGMENT REPORTING
Total revenue		2,784	3,024	3,140
Australia
SEGMENT REPORTING
Total revenue		3,983	2,251	0
Operating segments | US Region/ Stillwater
SEGMENT REPORTING
Total revenue		23,087
Cost of sales, before amortisation and depreciation		(23,128)
Amortisation and depreciation		(2,105)
Interest income		313
Finance expense		(1,791)
Total share-based payment expense		(35)
Gain/(loss) on financial instruments		1,869
Gain/(loss) on foreign exchange differences		(3)
Share of results of equity-accounted investees after tax		(7)
Other costs		(314)
Other income		863
Gain/(loss) on disposal of property, plant and equipment		(40)
Total (impairments)/reversal of impairments		(8,824)
Gain on acquisition		0
Occupational healthcare gain		0
Restructuring costs		(126)
Transaction costs		(213)
Royalties and carbon tax		0
Total mining and income tax		(61)
Current taxation		(146)
Deferred taxation		85
(Loss)/profit for the year		(10,515)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(4,947)
Consumable stores		(2,852)
Utilities		(624)
Mine contracts		(920)
Recycling		(23,128)
Other		(505)
Cost of sales, before amortisation and depreciation		(23,128)
Capital expenditure
Sustaining capital expenditure		(633)
Ore reserve development		(1,920)
Growth projects		(291)
Total capital expenditure		(2,844)
Operating segments | US Region/ Stillwater | Underground
SEGMENT REPORTING
Total revenue		9,207
Cost of sales, before amortisation and depreciation		(9,848)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(9,848)
Cost of sales, before amortisation and depreciation		(9,848)
Operating segments | US Region/ Stillwater | Surface
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | US Region/ Stillwater | Recycling/processing
SEGMENT REPORTING
Total revenue		13,880
Cost of sales, before amortisation and depreciation		(13,280)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(13,280)
Cost of sales, before amortisation and depreciation		(13,280)
Operating segments | US Region/ Stillwater | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		(13,280)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(13,280)
Cost of sales, before amortisation and depreciation		(13,280)
Operating segments | US Region/ Stillwater | PGM operations
SEGMENT REPORTING
Total revenue		16,781	23,812	46,090
Cost of sales, before amortisation and depreciation		(17,096)	(22,391)	(38,452)
Amortisation and depreciation		(1,934)	(3,390)	(2,803)
Interest income		305	213	309
Finance expense		(1,761)	(1,134)	(952)
Total share-based payment expense		(35)	(39)	(47)
Gain/(loss) on financial instruments		1,733	(2,064)	(242)
Gain/(loss) on foreign exchange differences		(5)	12	(8)
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(309)	(108)	(129)
Other income		863	12	102
Gain/(loss) on disposal of property, plant and equipment		(40)	(45)	5
Total (impairments)/reversal of impairments		(8,824)	(38,919)	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(126)	(41)	(2)
Transaction costs		(26)	(27)	(8)
Royalties and carbon tax		0	0	0
Total mining and income tax		(88)	7,612	(340)
Current taxation		(21)	343	(655)
Deferred taxation		(67)	7,269	315
(Loss)/profit for the year		(10,562)	(36,497)	3,523
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(4,687)	(5,108)	(4,439)
Consumable stores		(2,808)	(3,467)	(2,743)
Utilities		(613)	(647)	(433)
Mine contracts		(920)	(2,076)	(1,293)
Recycling		(17,096)	(22,391)	(38,452)
Other		(820)	1,618	1,449
Cost of sales, before amortisation and depreciation		(17,096)	(22,391)	(38,452)
Capital expenditure
Sustaining capital expenditure		(623)	(2,180)	(1,185)
Ore reserve development		(1,920)	(3,889)	(2,887)
Growth projects		(291)	(774)	(1,345)
Total capital expenditure		(2,834)	(6,843)	(5,417)
Operating segments | US Region/ Stillwater | PGM operations | Underground
SEGMENT REPORTING
Total revenue		9,207	10,494	13,823
Cost of sales, before amortisation and depreciation		(9,848)	(9,680)	(7,459)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(9,848)	(9,680)	(7,459)
Cost of sales, before amortisation and depreciation		(9,848)	(9,680)	(7,459)
Operating segments | US Region/ Stillwater | PGM operations | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | US Region/ Stillwater | PGM operations | Recycling/processing
SEGMENT REPORTING
Total revenue		7,574
Cost of sales, before amortisation and depreciation		(7,248)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(7,248)
Cost of sales, before amortisation and depreciation		(7,248)
Operating segments | US Region/ Stillwater | PGM operations | Recycling
SEGMENT REPORTING
Total revenue			13,318	32,267
Cost of sales, before amortisation and depreciation		(7,248)	(12,711)	(30,993)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(7,248)	(12,711)	(30,993)
Cost of sales, before amortisation and depreciation		(7,248)	(12,711)	(30,993)
Operating segments | US Region/ Stillwater | Underground
SEGMENT REPORTING
Total revenue		9,207	10,494	13,823
Cost of sales, before amortisation and depreciation		(9,848)	(9,680)	(7,459)
Amortisation and depreciation		(1,929)	(3,386)	(2,799)
Interest income		305	213	81
Finance expense		(1,761)	(1,134)	(952)
Total share-based payment expense		(35)	(39)	(47)
Gain/(loss) on financial instruments		1,733	(2,064)	(242)
Gain/(loss) on foreign exchange differences		(5)	12	(8)
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(309)	(108)	(129)
Other income		863	12	102
Gain/(loss) on disposal of property, plant and equipment		(40)	(45)	5
Total (impairments)/reversal of impairments		(8,824)	(38,919)	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(126)	(41)	(2)
Transaction costs		(26)	(27)	(8)
Royalties and carbon tax		0	0	0
Total mining and income tax				0
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(4,687)	(5,108)	(4,439)
Consumable stores		(2,808)	(3,467)	(2,743)
Utilities		(613)	(647)	(433)
Mine contracts		(920)	(2,076)	(1,293)
Recycling		(9,848)	(9,680)	(7,459)
Other		(820)	1,618	1,449
Cost of sales, before amortisation and depreciation		(9,848)	(9,680)	(7,459)
Capital expenditure
Sustaining capital expenditure		(611)	(2,178)	(1,184)
Ore reserve development		(1,920)	(3,889)	(2,887)
Growth projects		(291)	(774)	(1,345)
Total capital expenditure		(2,822)	(6,841)	(5,416)
Operating segments | US Region/ Stillwater | Underground | Underground
SEGMENT REPORTING
Total revenue		9,207	10,494	13,823
Cost of sales, before amortisation and depreciation		(9,848)	(9,680)	(7,459)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(9,848)	(9,680)	(7,459)
Cost of sales, before amortisation and depreciation		(9,848)	(9,680)	(7,459)
Operating segments | US Region/ Stillwater | Underground | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | US Region/ Stillwater | Underground | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | US Region/ Stillwater | Underground | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | US Region/ Stillwater | Recycling
SEGMENT REPORTING
Total revenue		7,574	13,318	32,267
Cost of sales, before amortisation and depreciation		(7,248)	(12,711)	(30,993)
Amortisation and depreciation		(5)	(4)	(4)
Interest income		0	0	228
Finance expense		0	0	0
Total share-based payment expense		0	0	0
Gain/(loss) on financial instruments		0	0	0
Gain/(loss) on foreign exchange differences		0	0	0
Share of results of equity-accounted investees after tax		0	0	0
Other costs		0	0	0
Other income		0	0	0
Gain/(loss) on disposal of property, plant and equipment		0	0	0
Total (impairments)/reversal of impairments		0	0	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		0	0	0
Royalties and carbon tax		0	0	0
Total mining and income tax				0
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		0	0	0
Consumable stores		0	0	0
Utilities		0	0	0
Mine contracts		0	0	0
Recycling		(7,248)	(12,711)	(30,993)
Other		0	0	0
Cost of sales, before amortisation and depreciation		(7,248)	(12,711)	(30,993)
Capital expenditure
Sustaining capital expenditure		(12)	(2)	(1)
Ore reserve development		0	0	0
Growth projects		0	0	0
Total capital expenditure		(12)	(2)	(1)
Operating segments | US Region/ Stillwater | Recycling | Underground
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | US Region/ Stillwater | Recycling | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | US Region/ Stillwater | Recycling | Recycling/processing
SEGMENT REPORTING
Total revenue		7,574
Cost of sales, before amortisation and depreciation		(7,248)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(7,248)
Cost of sales, before amortisation and depreciation		(7,248)
Operating segments | US Region/ Stillwater | Recycling | Recycling
SEGMENT REPORTING
Total revenue			13,318	32,267
Cost of sales, before amortisation and depreciation		(7,248)	(12,711)	(30,993)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(7,248)	(12,711)	(30,993)
Cost of sales, before amortisation and depreciation		(7,248)	(12,711)	(30,993)
Operating segments | US Region/ Stillwater | Reldan
SEGMENT REPORTING
Total revenue		6,306
Cost of sales, before amortisation and depreciation		(6,032)
Amortisation and depreciation		(171)
Interest income		8
Finance expense		(30)
Total share-based payment expense		0
Gain/(loss) on financial instruments		136
Gain/(loss) on foreign exchange differences		2
Share of results of equity-accounted investees after tax		(7)
Other costs		(5)
Other income		0
Gain/(loss) on disposal of property, plant and equipment		0
Total (impairments)/reversal of impairments		0
Gain on acquisition		0
Occupational healthcare gain		0
Restructuring costs		0
Transaction costs		(187)
Royalties and carbon tax		0
Total mining and income tax		27
Current taxation		(125)
Deferred taxation		152
(Loss)/profit for the year		47
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(260)
Consumable stores		(44)
Utilities		(11)
Mine contracts		0
Recycling		(6,032)
Other		315
Cost of sales, before amortisation and depreciation		(6,032)
Capital expenditure
Sustaining capital expenditure		(10)
Ore reserve development		0
Growth projects		0
Total capital expenditure		(10)
Operating segments | US Region/ Stillwater | Reldan | Underground
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | US Region/ Stillwater | Reldan | Surface
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | US Region/ Stillwater | Reldan | Recycling/processing
SEGMENT REPORTING
Total revenue		6,306
Cost of sales, before amortisation and depreciation		(6,032)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(6,032)
Cost of sales, before amortisation and depreciation		(6,032)
Operating segments | US Region/ Stillwater | Reldan | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		(6,032)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(6,032)
Cost of sales, before amortisation and depreciation		(6,032)
Operating segments | Southern Africa (SA)
SEGMENT REPORTING
Total revenue		82,402	84,736	89,507
Cost of sales, before amortisation and depreciation		(66,560)	(60,780)	(52,454)
Amortisation and depreciation		(6,547)	(5,357)	(4,126)
Interest income		966	1,089	893
Finance expense		(1,948)	(1,603)	(1,547)
Total share-based payment expense		(178)	(71)	(169)
Gain/(loss) on financial instruments		3,128	1,938	(4,188)
Gain/(loss) on foreign exchange differences		(74)	1,920	623
Share of results of equity-accounted investees after tax		230	(1,156)	1,298
Other costs		(3,470)	(3,411)	(3,379)
Other income		452	1,071	963
Gain/(loss) on disposal of property, plant and equipment		95	150	157
Total (impairments)/reversal of impairments		(17)	(3,239)	6
Gain on acquisition		0	898	0
Occupational healthcare gain		76	365	211
Restructuring costs		(424)	(474)	(361)
Transaction costs		0	0	(2)
Royalties and carbon tax		(329)	(921)	(1,824)
Total mining and income tax		(1,421)	(5,116)	(8,541)
Current taxation		(1,261)	(3,408)	(8,623)
Deferred taxation		(160)	(1,708)	82
(Loss)/profit for the year		6,381	10,039	17,067
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(25,546)	(24,621)	(21,848)
Consumable stores		(18,789)	(18,551)	(15,855)
Utilities		(10,362)	(9,454)	(7,844)
Mine contracts		(5,529)	(5,400)	(4,875)
Recycling		(66,560)	(60,780)	(52,454)
Other		(6,334)	(2,754)	(2,032)
Cost of sales, before amortisation and depreciation		(66,560)	(60,780)	(52,454)
Capital expenditure
Sustaining capital expenditure		(3,497)	(3,514)	(3,671)
Ore reserve development		(5,309)	(5,248)	(3,753)
Growth projects		(4,292)	(3,591)	(2,239)
Total capital expenditure		(13,098)	(12,353)	(9,663)
Operating segments | Southern Africa (SA) | Underground
SEGMENT REPORTING
Total revenue		69,787	73,257	78,951
Cost of sales, before amortisation and depreciation		(57,936)	(52,802)	(45,275)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(57,936)	(52,802)	(45,275)
Cost of sales, before amortisation and depreciation		(57,936)	(52,802)	(45,275)
Operating segments | Southern Africa (SA) | Surface
SEGMENT REPORTING
Total revenue		12,615	11,479	10,556
Cost of sales, before amortisation and depreciation		(8,624)	(7,978)	(7,179)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(8,624)	(7,978)	(7,179)
Cost of sales, before amortisation and depreciation		(8,624)	(7,978)	(7,179)
Operating segments | Southern Africa (SA) | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | PGM operations
SEGMENT REPORTING
Total revenue		51,257	55,593	71,665
Cost of sales, before amortisation and depreciation		(42,963)	(36,699)	(32,280)
Amortisation and depreciation		(3,647)	(2,975)	(2,418)
Interest income		468	478	402
Finance expense		(611)	(706)	(831)
Total share-based payment expense		(99)	(18)	(73)
Gain/(loss) on financial instruments		2,341	1,957	(3,477)
Gain/(loss) on foreign exchange differences		(53)	1,894	208
Share of results of equity-accounted investees after tax		(97)	(1,471)	1,062
Other costs		(1,259)	(1,441)	(1,616)
Other income		202	571	385
Gain/(loss) on disposal of property, plant and equipment		33	79	54
Total (impairments)/reversal of impairments		(124)	(506)	6
Gain on acquisition		0	898	0
Occupational healthcare gain		0	0	0
Restructuring costs		(271)	(351)	(26)
Transaction costs		0	0	(3)
Royalties and carbon tax		(212)	(805)	(1,772)
Total mining and income tax		(1,097)	(4,152)	(9,705)
Current taxation		(1,246)	(3,081)	(8,373)
Deferred taxation		149	(1,071)	(1,332)
(Loss)/profit for the year		3,868	12,346	21,581
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(16,691)	(15,157)	(13,968)
Consumable stores		(13,232)	(12,569)	(11,165)
Utilities		(4,658)	(3,943)	(3,335)
Mine contracts		(2,368)	(2,346)	(2,060)
Recycling		(42,963)	(36,699)	(32,280)
Other		(6,014)	(2,684)	(1,752)
Cost of sales, before amortisation and depreciation		(42,963)	(36,699)	(32,280)
Capital expenditure
Sustaining capital expenditure		(2,566)	(2,057)	(2,056)
Ore reserve development		(2,472)	(2,551)	(2,123)
Growth projects		(807)	(1,038)	(925)
Total capital expenditure		(5,845)	(5,646)	(5,104)
Operating segments | Southern Africa (SA) | PGM operations | Underground
SEGMENT REPORTING
Total revenue		48,314	52,375	68,182
Cost of sales, before amortisation and depreciation		(40,994)	(34,819)	(30,528)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(40,994)	(34,819)	(30,528)
Cost of sales, before amortisation and depreciation		(40,994)	(34,819)	(30,528)
Operating segments | Southern Africa (SA) | PGM operations | Surface
SEGMENT REPORTING
Total revenue		2,943	3,218	3,483
Cost of sales, before amortisation and depreciation		(1,969)	(1,880)	(1,752)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(1,969)	(1,880)	(1,752)
Cost of sales, before amortisation and depreciation		(1,969)	(1,880)	(1,752)
Operating segments | Southern Africa (SA) | PGM operations | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | PGM operations | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Rustenburg operation
SEGMENT REPORTING
Total revenue		19,515	22,722	29,104
Cost of sales, before amortisation and depreciation		(16,601)	(15,147)	(13,546)
Amortisation and depreciation		(1,162)	(1,135)	(981)
Interest income		86	50	43
Finance expense		(3,240)	(4,066)	(4,618)
Total share-based payment expense		(31)	(9)	(27)
Gain/(loss) on financial instruments		11,878	5,067	(9,520)
Gain/(loss) on foreign exchange differences		66	(5)	155
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(2)	83	161
Other income		1	2	2
Gain/(loss) on disposal of property, plant and equipment		17	33	20
Total (impairments)/reversal of impairments		0	(2)	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(47)	(94)	(10)
Transaction costs		0	0	0
Royalties and carbon tax		(82)	(355)	(1,023)
Total mining and income tax		(545)	(1,734)	(3,759)
Current taxation		(673)	(1,195)	(3,169)
Deferred taxation		128	(539)	(590)
(Loss)/profit for the year		9,853	5,410	(3,999)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(5,806)	(5,628)	(5,305)
Consumable stores		(3,617)	(3,359)	(2,937)
Utilities		(1,975)	(1,835)	(1,573)
Mine contracts		(693)	(1,234)	(1,318)
Recycling		(16,601)	(15,147)	(13,546)
Other		(4,510)	(3,091)	(2,413)
Cost of sales, before amortisation and depreciation		(16,601)	(15,147)	(13,546)
Capital expenditure
Sustaining capital expenditure		(903)	(644)	(690)
Ore reserve development		(699)	(669)	(687)
Growth projects		(101)	0	0
Total capital expenditure		(1,703)	(1,313)	(1,377)
Operating segments | Southern Africa (SA) | Rustenburg operation | Underground
SEGMENT REPORTING
Total revenue		17,469	20,530	27,058
Cost of sales, before amortisation and depreciation		(15,292)	(13,908)	(12,377)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(15,292)	(13,908)	(12,377)
Cost of sales, before amortisation and depreciation		(15,292)	(13,908)	(12,377)
Operating segments | Southern Africa (SA) | Rustenburg operation | Surface
SEGMENT REPORTING
Total revenue		2,046	2,192	2,046
Cost of sales, before amortisation and depreciation		(1,309)	(1,239)	(1,169)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(1,309)	(1,239)	(1,169)
Cost of sales, before amortisation and depreciation		(1,309)	(1,239)	(1,169)
Operating segments | Southern Africa (SA) | Rustenburg operation | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Rustenburg operation | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Marikana
SEGMENT REPORTING
Total revenue		25,311	27,282	32,753
Cost of sales, before amortisation and depreciation		(20,912)	(16,961)	(14,603)
Amortisation and depreciation		(1,884)	(1,537)	(1,205)
Interest income		224	248	214
Finance expense		(392)	(413)	(320)
Total share-based payment expense		(47)	(13)	(36)
Gain/(loss) on financial instruments		1,249	1,753	(1,502)
Gain/(loss) on foreign exchange differences		(31)	1,703	(127)
Share of results of equity-accounted investees after tax		0	8	0
Other costs		(789)	(696)	(1,040)
Other income		158	164	220
Gain/(loss) on disposal of property, plant and equipment		15	44	35
Total (impairments)/reversal of impairments		(112)	0	7
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(218)	(206)	(13)
Transaction costs		0	0	(3)
Royalties and carbon tax		(118)	(442)	(735)
Total mining and income tax		(456)	(2,161)	(4,459)
Current taxation		(437)	(1,621)	(3,766)
Deferred taxation		(19)	(540)	(693)
(Loss)/profit for the year		1,998	8,773	9,186
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(8,533)	(8,036)	(7,368)
Consumable stores		(7,653)	(7,962)	(7,070)
Utilities		(1,937)	(1,715)	(1,437)
Mine contracts		(379)	(227)	(2)
Recycling		(20,912)	(16,961)	(14,603)
Other		(2,410)	979	1,274
Cost of sales, before amortisation and depreciation		(20,912)	(16,961)	(14,603)
Capital expenditure
Sustaining capital expenditure		(1,118)	(1,097)	(1,072)
Ore reserve development		(1,773)	(1,882)	(1,436)
Growth projects		(680)	(893)	(924)
Total capital expenditure		(3,571)	(3,872)	(3,432)
Operating segments | Southern Africa (SA) | Marikana | Underground
SEGMENT REPORTING
Total revenue		25,311	27,282	32,753
Cost of sales, before amortisation and depreciation		(20,912)	(16,961)	(14,603)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(20,912)	(16,961)	(14,603)
Cost of sales, before amortisation and depreciation		(20,912)	(16,961)	(14,603)
Operating segments | Southern Africa (SA) | Marikana | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0		0
Cost of sales, before amortisation and depreciation		0		0
Operating segments | Southern Africa (SA) | Marikana | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Marikana | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Kroondal
SEGMENT REPORTING
Total revenue		5,182	4,563	8,371
Cost of sales, before amortisation and depreciation		(4,624)	(3,950)	(3,548)
Amortisation and depreciation		(487)	(234)	(180)
Interest income		135	126	109
Finance expense		(131)	(122)	(111)
Total share-based payment expense		(18)	5	(9)
Gain/(loss) on financial instruments		(2)	(148)	0
Gain/(loss) on foreign exchange differences		(73)	165	165
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(259)	(124)	(123)
Other income		1	50	133
Gain/(loss) on disposal of property, plant and equipment		1	3	0
Total (impairments)/reversal of impairments		9	(21)	(1)
Gain on acquisition		0	898	0
Occupational healthcare gain		0	0	0
Restructuring costs		(4)	(50)	(3)
Transaction costs		0	0	0
Royalties and carbon tax		(12)	(9)	(13)
Total mining and income tax		0	(99)	(1,348)
Current taxation		(17)	(124)	(1,288)
Deferred taxation		17	25	(60)
(Loss)/profit for the year		(282)	1,053	3,442
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(2,301)	(1,446)	(1,261)
Consumable stores		(1,776)	(1,069)	(980)
Utilities		(744)	(391)	(323)
Mine contracts		(1,092)	(668)	(540)
Recycling		(4,624)	(3,950)	(3,548)
Other		1,289	(376)	(444)
Cost of sales, before amortisation and depreciation		(4,624)	(3,950)	(3,548)
Capital expenditure
Sustaining capital expenditure		(503)	(286)	(273)
Ore reserve development		0	0	0
Growth projects		0	(20)	0
Total capital expenditure		(503)	(306)	(273)
Operating segments | Southern Africa (SA) | Kroondal | Underground
SEGMENT REPORTING
Total revenue		5,182	4,563	8,371
Cost of sales, before amortisation and depreciation		(4,624)	(3,950)	(3,548)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(4,624)	(3,950)	(3,548)
Cost of sales, before amortisation and depreciation		(4,624)	(3,950)	(3,548)
Operating segments | Southern Africa (SA) | Kroondal | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Kroondal | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Kroondal | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Platinum Mile
SEGMENT REPORTING
Total revenue		1,249	1,026	1,437
Cost of sales, before amortisation and depreciation		(826)	(641)	(583)
Amortisation and depreciation		(43)	(47)	(40)
Interest income		23	42	30
Finance expense		0	0	0
Total share-based payment expense		(1)	0	(1)
Gain/(loss) on financial instruments		0	0	0
Gain/(loss) on foreign exchange differences		3	33	5
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(235)	(282)	(407)
Other income		0	0	0
Gain/(loss) on disposal of property, plant and equipment		0	0	0
Total (impairments)/reversal of impairments		0	0	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		0	0	0
Royalties and carbon tax		0	0	0
Total mining and income tax		(46)	(35)	(122)
Current taxation		(39)	(11)	(130)
Deferred taxation		(7)	(24)	8
(Loss)/profit for the year		124	96	319
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(51)	(47)	(34)
Consumable stores		(186)	(179)	(178)
Utilities		(2)	(2)	(2)
Mine contracts		(204)	(217)	(200)
Recycling		(826)	(641)	(583)
Other		(383)	(196)	(169)
Cost of sales, before amortisation and depreciation		(826)	(641)	(583)
Capital expenditure
Sustaining capital expenditure		(42)	(30)	(21)
Ore reserve development		0	0	0
Growth projects		(18)	(125)	0
Total capital expenditure		(60)	(155)	(21)
Operating segments | Southern Africa (SA) | Platinum Mile | Underground
SEGMENT REPORTING
Total revenue		352	0	0
Cost of sales, before amortisation and depreciation		(166)	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(166)	0	0
Cost of sales, before amortisation and depreciation		(166)	0	0
Operating segments | Southern Africa (SA) | Platinum Mile | Surface
SEGMENT REPORTING
Total revenue		897	1,026	1,437
Cost of sales, before amortisation and depreciation		(660)	(641)	(583)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(660)	(641)	(583)
Cost of sales, before amortisation and depreciation		(660)	(641)	(583)
Operating segments | Southern Africa (SA) | Platinum Mile | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Platinum Mile | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Mimosa
SEGMENT REPORTING
Total revenue		3,104	3,217	4,267
Cost of sales, before amortisation and depreciation		(2,483)	(2,409)	(1,936)
Amortisation and depreciation		(334)	(475)	(342)
Interest income		6	32	102
Finance expense		(45)	(28)	(36)
Total share-based payment expense		0	0	0
Gain/(loss) on financial instruments		0	0	(16)
Gain/(loss) on foreign exchange differences		(129)	(233)	(482)
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(5)	(30)	(22)
Other income		3	37	1
Gain/(loss) on disposal of property, plant and equipment		(1)	(1)	(2)
Total (impairments)/reversal of impairments		(26)	(2,287)	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		0	0	0
Royalties and carbon tax		(131)	(133)	(127)
Total mining and income tax		(56)	410	(346)
Current taxation		0	(38)	(208)
Deferred taxation		(56)	448	(138)
(Loss)/profit for the year		(97)	(1,900)	1,061
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(45)	(25)	(22)
Consumable stores		0	0	0
Utilities		(259)	(242)	(145)
Mine contracts		0	0	0
Recycling		(2,483)	(2,409)	(1,936)
Other		(2,179)	(2,142)	(1,769)
Cost of sales, before amortisation and depreciation		(2,483)	(2,409)	(1,936)
Capital expenditure
Sustaining capital expenditure		(548)	(1,057)	(864)
Ore reserve development		0	0	0
Growth projects		0	0	0
Total capital expenditure		(548)	(1,057)	(864)
Operating segments | Southern Africa (SA) | Mimosa | Underground
SEGMENT REPORTING
Total revenue		3,104	3,217	4,267
Cost of sales, before amortisation and depreciation		(2,483)	(2,409)	(1,936)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(2,483)	(2,409)	(1,936)
Cost of sales, before amortisation and depreciation		(2,483)	(2,409)	(1,936)
Operating segments | Southern Africa (SA) | Mimosa | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Mimosa | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Mimosa | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Total SA gold
SEGMENT REPORTING
Total revenue		31,145	29,143	17,842
Cost of sales, before amortisation and depreciation		(23,597)	(24,081)	(20,174)
Amortisation and depreciation		(2,900)	(2,382)	(1,708)
Interest income		498	611	491
Finance expense		(1,337)	(897)	(716)
Total share-based payment expense		(79)	(53)	(96)
Gain/(loss) on financial instruments		787	(19)	(711)
Gain/(loss) on foreign exchange differences		(21)	26	415
Share of results of equity-accounted investees after tax		327	315	236
Other costs		(2,211)	(1,970)	(1,763)
Other income		250	500	578
Gain/(loss) on disposal of property, plant and equipment		62	71	103
Total (impairments)/reversal of impairments		107	(2,733)	0
Gain on acquisition		0	0	0
Occupational healthcare gain		76	365	211
Restructuring costs		(153)	(123)	(335)
Transaction costs		0	0	1
Royalties and carbon tax		(117)	(116)	(52)
Total mining and income tax		(324)	(964)	1,164
Current taxation		(15)	(327)	(250)
Deferred taxation		(309)	(637)	1,414
(Loss)/profit for the year		2,513	(2,307)	(4,514)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(8,855)	(9,464)	(7,880)
Consumable stores		(5,557)	(5,982)	(4,690)
Utilities		(5,704)	(5,511)	(4,509)
Mine contracts		(3,161)	(3,054)	(2,815)
Recycling		(23,597)	(24,081)	(20,174)
Other		(320)	(70)	(280)
Cost of sales, before amortisation and depreciation		(23,597)	(24,081)	(20,174)
Capital expenditure
Sustaining capital expenditure		(931)	(1,457)	(1,615)
Ore reserve development		(2,837)	(2,697)	(1,630)
Growth projects		(3,485)	(2,553)	(1,314)
Total capital expenditure		(7,253)	(6,707)	(4,559)
Operating segments | Southern Africa (SA) | Total SA gold | Underground
SEGMENT REPORTING
Total revenue		21,473	20,882	10,769
Cost of sales, before amortisation and depreciation		(16,942)	(17,983)	(14,747)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(16,942)	(17,983)	(14,747)
Cost of sales, before amortisation and depreciation		(16,942)	(17,983)	(14,747)
Operating segments | Southern Africa (SA) | Total SA gold | Surface
SEGMENT REPORTING
Total revenue		9,672	8,261	7,073
Cost of sales, before amortisation and depreciation		(6,655)	(6,098)	(5,427)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(6,655)	(6,098)	(5,427)
Cost of sales, before amortisation and depreciation		(6,655)	(6,098)	(5,427)
Operating segments | Southern Africa (SA) | Total SA gold | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Total SA gold | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Driefontein
SEGMENT REPORTING
Total revenue		9,848	8,292	4,486
Cost of sales, before amortisation and depreciation		(6,948)	(6,567)	(5,281)
Amortisation and depreciation		(1,380)	(1,015)	(721)
Interest income		81	75	68
Finance expense		(260)	(116)	(100)
Total share-based payment expense		(17)	(3)	(20)
Gain/(loss) on financial instruments		19	23	7
Gain/(loss) on foreign exchange differences		0	0	0
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(66)	(79)	(169)
Other income		3	3	2
Gain/(loss) on disposal of property, plant and equipment		18	23	16
Total (impairments)/reversal of impairments		0	(2)	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(14)	(25)	(6)
Transaction costs		0	0	0
Royalties and carbon tax		(49)	(41)	(22)
Total mining and income tax		(576)	(814)	78
Current taxation		(3)	(2)	(6)
Deferred taxation		(573)	(812)	84
(Loss)/profit for the year		659	(246)	(1,662)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(3,388)	(3,229)	(2,543)
Consumable stores		(1,338)	(1,395)	(1,014)
Utilities		(2,228)	(1,973)	(1,341)
Mine contracts		(700)	(708)	(515)
Recycling		(6,948)	(6,567)	(5,281)
Other		706	738	132
Cost of sales, before amortisation and depreciation		(6,948)	(6,567)	(5,281)
Capital expenditure
Sustaining capital expenditure		(380)	(490)	(358)
Ore reserve development		(1,663)	(1,461)	(794)
Growth projects		0	0	0
Total capital expenditure		(2,043)	(1,951)	(1,152)
Operating segments | Southern Africa (SA) | Driefontein | Underground
SEGMENT REPORTING
Total revenue		9,759	8,106	4,213
Cost of sales, before amortisation and depreciation		(6,933)	(6,468)	(5,085)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(6,933)	(6,468)	(5,085)
Cost of sales, before amortisation and depreciation		(6,933)	(6,468)	(5,085)
Operating segments | Southern Africa (SA) | Driefontein | Surface
SEGMENT REPORTING
Total revenue		89	186	273
Cost of sales, before amortisation and depreciation		(15)	(99)	(196)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(15)	(99)	(196)
Cost of sales, before amortisation and depreciation		(15)	(99)	(196)
Operating segments | Southern Africa (SA) | Driefontein | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Driefontein | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Kloof
SEGMENT REPORTING
Total revenue		6,769	8,833	4,486
Cost of sales, before amortisation and depreciation		(6,326)	(8,149)	(6,381)
Amortisation and depreciation		(788)	(796)	(469)
Interest income		82	73	57
Finance expense		(294)	(126)	(95)
Total share-based payment expense		(12)	(2)	(15)
Gain/(loss) on financial instruments		18	18	8
Gain/(loss) on foreign exchange differences		0	0	0
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(369)	(147)	(149)
Other income		0	0	0
Gain/(loss) on disposal of property, plant and equipment		17	15	19
Total (impairments)/reversal of impairments		0	(1,616)	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(3)	(232)	(33)
Transaction costs		0	0	0
Royalties and carbon tax		(34)	(44)	(22)
Total mining and income tax		(421)	(571)	(187)
Current taxation		(2)	0	(3)
Deferred taxation		(419)	(571)	(184)
(Loss)/profit for the year		(1,361)	(2,744)	(2,781)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(2,438)	(3,235)	(2,551)
Consumable stores		(1,239)	(1,728)	(1,328)
Utilities		(1,679)	(1,740)	(1,507)
Mine contracts		(654)	(696)	(634)
Recycling		(6,326)	(8,149)	(6,381)
Other		(316)	(750)	(361)
Cost of sales, before amortisation and depreciation		(6,326)	(8,149)	(6,381)
Capital expenditure
Sustaining capital expenditure		(247)	(421)	(455)
Ore reserve development		(932)	(912)	(620)
Growth projects		0	(117)	(210)
Total capital expenditure		(1,179)	(1,450)	(1,285)
Operating segments | Southern Africa (SA) | Kloof | Underground
SEGMENT REPORTING
Total revenue		5,970	8,062	3,924
Cost of sales, before amortisation and depreciation		(5,774)	(7,552)	(5,821)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(5,774)	(7,552)	(5,821)
Cost of sales, before amortisation and depreciation		(5,774)	(7,552)	(5,821)
Operating segments | Southern Africa (SA) | Kloof | Surface
SEGMENT REPORTING
Total revenue		799	771	562
Cost of sales, before amortisation and depreciation		(552)	(597)	(560)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(552)	(597)	(560)
Cost of sales, before amortisation and depreciation		(552)	(597)	(560)
Operating segments | Southern Africa (SA) | Kloof | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Kloof | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Beatrix
SEGMENT REPORTING
Total revenue		5,329	4,804	2,681
Cost of sales, before amortisation and depreciation		(4,260)	(4,059)	(3,910)
Amortisation and depreciation		(395)	(328)	(305)
Interest income		46	41	35
Finance expense		(193)	(113)	(95)
Total share-based payment expense		(7)	0	(10)
Gain/(loss) on financial instruments		11	13	6
Gain/(loss) on foreign exchange differences		0	0	0
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(39)	(267)	(95)
Other income		13	19	0
Gain/(loss) on disposal of property, plant and equipment		24	16	9
Total (impairments)/reversal of impairments		0	0	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(10)	147	(290)
Transaction costs		0	0	0
Royalties and carbon tax		(56)	(24)	(3)
Total mining and income tax		(351)	(469)	154
Current taxation		(1)	1	0
Deferred taxation		(350)	(470)	154
(Loss)/profit for the year		112	(220)	(1,823)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(2,002)	(2,049)	(1,897)
Consumable stores		(938)	(979)	(749)
Utilities		(497)	(584)	(588)
Mine contracts		(429)	(518)	(465)
Recycling		(4,260)	(4,059)	(3,910)
Other		(394)	71	(211)
Cost of sales, before amortisation and depreciation		(4,260)	(4,059)	(3,910)
Capital expenditure
Sustaining capital expenditure		(64)	(114)	(155)
Ore reserve development		(242)	(324)	(216)
Growth projects		0	0	(4)
Total capital expenditure		(306)	(438)	(375)
Operating segments | Southern Africa (SA) | Beatrix | Underground
SEGMENT REPORTING
Total revenue		5,310	4,714	2,632
Cost of sales, before amortisation and depreciation		(4,235)	(3,963)	(3,841)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(4,235)	(3,963)	(3,841)
Cost of sales, before amortisation and depreciation		(4,235)	(3,963)	(3,841)
Operating segments | Southern Africa (SA) | Beatrix | Surface
SEGMENT REPORTING
Total revenue		19	90	49
Cost of sales, before amortisation and depreciation		(25)	(96)	(69)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(25)	(96)	(69)
Cost of sales, before amortisation and depreciation		(25)	(96)	(69)
Operating segments | Southern Africa (SA) | Beatrix | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Beatrix | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Cooke
SEGMENT REPORTING
Total revenue		1,697	1,398	915
Cost of sales, before amortisation and depreciation		(1,579)	(1,266)	(822)
Amortisation and depreciation		0	(1)	(3)
Interest income		27	24	35
Finance expense		(132)	(113)	(86)
Total share-based payment expense		0	0	0
Gain/(loss) on financial instruments		39	28	0
Gain/(loss) on foreign exchange differences		0	0	0
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(1,232)	(887)	(713)
Other income		0	(19)	(54)
Gain/(loss) on disposal of property, plant and equipment		0	0	0
Total (impairments)/reversal of impairments		0	0	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	(4)	(2)
Transaction costs		0	0	0
Royalties and carbon tax		(6)	(6)	(5)
Total mining and income tax		0	(1)	0
Current taxation		0	(1)	0
Deferred taxation		0	0	0
(Loss)/profit for the year		(1,186)	(847)	(735)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(262)	(245)	(220)
Consumable stores		(687)	(668)	(493)
Utilities		(683)	(594)	(467)
Mine contracts		(511)	(391)	(563)
Recycling		(1,579)	(1,266)	(822)
Other		564	632	921
Cost of sales, before amortisation and depreciation		(1,579)	(1,266)	(822)
Capital expenditure
Sustaining capital expenditure		0	0	0
Ore reserve development		0	0	0
Growth projects		0	0	0
Total capital expenditure		0	0	0
Operating segments | Southern Africa (SA) | Cooke | Underground
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | Cooke | Surface
SEGMENT REPORTING
Total revenue		1,697	1,398	915
Cost of sales, before amortisation and depreciation		(1,579)	(1,266)	(822)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(1,579)	(1,266)	(822)
Cost of sales, before amortisation and depreciation		(1,579)	(1,266)	(822)
Operating segments | Southern Africa (SA) | Cooke | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Operating segments | Southern Africa (SA) | Cooke | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | DRDGOLD
SEGMENT REPORTING
Total revenue		7,068	5,816	5,274
Cost of sales, before amortisation and depreciation		(4,484)	(4,040)	(3,780)
Amortisation and depreciation		(312)	(194)	(176)
Interest income		230	311	265
Finance expense		(78)	(72)	(78)
Total share-based payment expense		(27)	(25)	(19)
Gain/(loss) on financial instruments		19	14	0
Gain/(loss) on foreign exchange differences		11	5	4
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(24)	(20)	(21)
Other income		1	1	85
Gain/(loss) on disposal of property, plant and equipment		1	10	10
Total (impairments)/reversal of impairments		0	0	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		0	0	0
Royalties and carbon tax		0	(1)	0
Total mining and income tax		(650)	(432)	(351)
Current taxation		3	(305)	(226)
Deferred taxation		(653)	(127)	(125)
(Loss)/profit for the year		1,755	1,373	1,213
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(765)	(706)	(669)
Consumable stores		(1,355)	(1,212)	(1,106)
Utilities		(617)	(620)	(606)
Mine contracts		(867)	(741)	(638)
Recycling		(4,484)	(4,040)	(3,780)
Other		(880)	(761)	(761)
Cost of sales, before amortisation and depreciation		(4,484)	(4,040)	(3,780)
Capital expenditure
Sustaining capital expenditure		(240)	(432)	(647)
Ore reserve development		0	0	0
Growth projects		(3,131)	(882)	(124)
Total capital expenditure		(3,371)	(1,314)	(771)
Operating segments | Southern Africa (SA) | DRDGOLD | Underground
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Southern Africa (SA) | DRDGOLD | Surface
SEGMENT REPORTING
Total revenue		7,068	5,816	5,274
Cost of sales, before amortisation and depreciation		(4,484)	(4,040)	(3,780)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(4,484)	(4,040)	(3,780)
Cost of sales, before amortisation and depreciation		(4,484)	(4,040)	(3,780)
Operating segments | Southern Africa (SA) | DRDGOLD | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | DRDGOLD | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Europe (EU)
SEGMENT REPORTING
Total revenue		2,784	3,024	3,140
Cost of sales, before amortisation and depreciation		(3,384)	(4,329)	(3,631)
Amortisation and depreciation		(38)	(206)	(158)
Interest income		53	53	0
Finance expense		(204)	(67)	(15)
Total share-based payment expense		(13)	6	0
Gain/(loss) on financial instruments		772	(168)	144
Gain/(loss) on foreign exchange differences		(97)	55	(49)
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(489)	(2,096)	(116)
Other income		1,030	102	45
Gain/(loss) on disposal of property, plant and equipment		0	0	0
Total (impairments)/reversal of impairments		(221)	(1,607)	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		(193)	0	0
Royalties and carbon tax		0	0	0
Total mining and income tax		4	(44)	(39)
Current taxation		0	(80)	0
Deferred taxation		4	36	(39)
(Loss)/profit for the year		4	(5,277)	(679)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(350)	(360)	(257)
Consumable stores		(2,276)	(3,015)	(3,331)
Utilities		(8)	(424)	(188)
Mine contracts		(331)	(374)	(334)
Recycling		(3,384)	(4,329)	(3,631)
Other		(419)	(156)	479
Cost of sales, before amortisation and depreciation		(3,384)	(4,329)	(3,631)
Capital expenditure
Sustaining capital expenditure		(173)	(248)	(90)
Ore reserve development		0	0	0
Growth projects		(6,221)	(2,470)	(729)
Total capital expenditure		(6,394)	(2,718)	(819)
Operating segments | Europe (EU) | Underground
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Europe (EU) | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Europe (EU) | Recycling/processing
SEGMENT REPORTING
Total revenue		2,784	3,024	3,140
Cost of sales, before amortisation and depreciation		(3,384)	(4,329)	(3,631)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(3,384)	(4,329)	(3,631)
Cost of sales, before amortisation and depreciation		(3,384)	(4,329)	(3,631)
Operating segments | Europe (EU) | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Europe (EU) | Sandouville nickel refinery
SEGMENT REPORTING
Total revenue		2,784	3,024	3,140
Cost of sales, before amortisation and depreciation		(3,384)	(4,329)	(3,631)
Amortisation and depreciation		(29)	(199)	(153)
Interest income		1	0	0
Finance expense		(70)	(13)	(13)
Total share-based payment expense		(7)	(8)	0
Gain/(loss) on financial instruments		7	44	0
Gain/(loss) on foreign exchange differences		(110)	55	9
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(328)	(1,962)	(31)
Other income		1,019	95	44
Gain/(loss) on disposal of property, plant and equipment		0	0	0
Total (impairments)/reversal of impairments		(221)	(1,607)	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		(193)	0	0
Royalties and carbon tax		0	0	0
Total mining and income tax		0	0	0
Current taxation		0	0	0
Deferred taxation		0	0	0
(Loss)/profit for the year		(531)	(4,900)	(635)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(350)	(360)	(257)
Consumable stores		(2,276)	(3,015)	(3,331)
Utilities		(8)	(424)	(188)
Mine contracts		(331)	(374)	(334)
Recycling		(3,384)	(4,329)	(3,631)
Other		(419)	(156)	479
Cost of sales, before amortisation and depreciation		(3,384)	(4,329)	(3,631)
Capital expenditure
Sustaining capital expenditure		(173)	(248)	(90)
Ore reserve development		0	0	0
Growth projects		0	0	0
Total capital expenditure		(173)	(248)	(90)
Operating segments | Europe (EU) | Sandouville nickel refinery | Underground
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Europe (EU) | Sandouville nickel refinery | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Europe (EU) | Sandouville nickel refinery | Recycling/processing
SEGMENT REPORTING
Total revenue		2,784	3,024	3,140
Cost of sales, before amortisation and depreciation		(3,384)	(4,329)	(3,631)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(3,384)	(4,329)	(3,631)
Cost of sales, before amortisation and depreciation		(3,384)	(4,329)	(3,631)
Operating segments | Europe (EU) | Sandouville nickel refinery | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Operating segments | Australia
SEGMENT REPORTING
Total revenue		3,983	2,251
Cost of sales, before amortisation and depreciation		(3,326)	(2,256)
Amortisation and depreciation		(118)	(1,059)
Interest income		2	10
Finance expense		(302)	(184)
Total share-based payment expense		(5)	0
Gain/(loss) on financial instruments		(269)	515
Gain/(loss) on foreign exchange differences		12	(39)
Share of results of equity-accounted investees after tax		0	0
Other costs		(237)	(223)
Other income		213	42
Gain/(loss) on disposal of property, plant and equipment		0	0
Total (impairments)/reversal of impairments		(111)	(3,689)
Gain on acquisition		0	0
Occupational healthcare gain		0	0
Restructuring costs		0	0
Transaction costs		(21)	(2)
Royalties and carbon tax		(216)	(131)
Total mining and income tax		0	(2)
Current taxation		0	(2)
Deferred taxation		0	0
(Loss)/profit for the year		(395)	(4,767)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(537)	(502)
Consumable stores		(769)	(745)
Utilities		(561)	(504)
Mine contracts		(328)	(155)
Recycling		(3,326)	(2,256)
Other		(1,131)	(350)
Cost of sales, before amortisation and depreciation		(3,326)	(2,256)
Capital expenditure
Sustaining capital expenditure		(186)	(114)
Ore reserve development		0	0
Growth projects		(16)	(51)
Total capital expenditure		(202)	(165)
Operating segments | Australia | Underground
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Australia | Surface
SEGMENT REPORTING
Total revenue		3,983	2,251
Cost of sales, before amortisation and depreciation		(3,326)	(2,256)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(3,326)	(2,256)
Cost of sales, before amortisation and depreciation		(3,326)	(2,256)
Operating segments | Australia | Recycling/processing
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Australia | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Australia | Century zinc retreatment operation
SEGMENT REPORTING
Total revenue		3,983	2,251
Cost of sales, before amortisation and depreciation		(3,326)	(2,256)
Amortisation and depreciation		(117)	(1,059)
Interest income		1	6
Finance expense		(288)	(158)
Total share-based payment expense		(5)	0
Gain/(loss) on financial instruments		(269)	515
Gain/(loss) on foreign exchange differences		10	(4)
Share of results of equity-accounted investees after tax		0	0
Other costs		(108)	(223)
Other income		200	42
Gain/(loss) on disposal of property, plant and equipment		0	0
Total (impairments)/reversal of impairments		(4)	(3,689)
Occupational healthcare gain		0	0
Restructuring costs		0	0
Transaction costs		0	0
Royalties and carbon tax		(216)	(131)
Total mining and income tax		0	0
Current taxation		0	0
Deferred taxation		0	0
(Loss)/profit for the year		(139)	(4,706)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(537)	(502)
Consumable stores		(769)	(745)
Utilities		(561)	(504)
Mine contracts		(328)	(155)
Recycling		(3,326)	(2,256)
Other		(1,131)	(350)
Cost of sales, before amortisation and depreciation		(3,326)	(2,256)
Capital expenditure
Sustaining capital expenditure		(186)	(114)
Ore reserve development		0	0
Growth projects		(6)	(51)
Total capital expenditure		(192)	(165)
Operating segments | Australia | Century zinc retreatment operation | Underground
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Australia | Century zinc retreatment operation | Surface
SEGMENT REPORTING
Total revenue		3,983	2,251
Cost of sales, before amortisation and depreciation		(3,326)	(2,256)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(3,326)	(2,256)
Cost of sales, before amortisation and depreciation		(3,326)	(2,256)
Operating segments | Australia | Century zinc retreatment operation | Recycling/processing
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Australia | Century zinc retreatment operation | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items
SEGMENT REPORTING
Total revenue		(127)	(139)	(449)
Cost of sales, before amortisation and depreciation		0	0	0
Amortisation and depreciation		(2)	0	0
Interest income		3	4	1
Finance expense		(326)	(311)	(326)
Total share-based payment expense		(20)	(9)	(2)
Gain/(loss) on financial instruments		(67)	14	7
Gain/(loss) on foreign exchange differences		(53)	25	50
Share of results of equity-accounted investees after tax		(11)	(18)	(11)
Other costs		(212)	(20)	(55)
Other income		72	5	0
Gain/(loss) on disposal of property, plant and equipment		0	0	0
Total (impairments)/reversal of impairments		0	0	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		(424)	(445)	(142)
Royalties and carbon tax		0	0	0
Total mining and income tax		(18)	(34)	(4)
Current taxation		(11)	(31)	(4)
Deferred taxation		(7)	(3)	0
(Loss)/profit for the year		(1,185)	(928)	(931)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Capital expenditure
Sustaining capital expenditure		0	0	0
Ore reserve development		0	0	0
Growth projects		(2)	0	0
Total capital expenditure		(2)	0	0
Material reconciling items | Underground
SEGMENT REPORTING
Total revenue		(127)	(139)	(449)
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Recycling/processing
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Southern Africa (SA) | Underground
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Southern Africa (SA) | Surface
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Southern Africa (SA) | Recycling/processing
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Southern Africa (SA) | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Southern Africa (SA) | PGM operations
SEGMENT REPORTING
Total revenue		(3,104)	(3,217)	(4,267)
Cost of sales, before amortisation and depreciation		2,483	2,409	1,936
Amortisation and depreciation		263	453	330
Interest income		(6)	(20)	(96)
Finance expense		3,197	3,923	4,254
Total share-based payment expense		(2)	(1)	0
Gain/(loss) on financial instruments		(10,784)	(4,715)	7,561
Gain/(loss) on foreign exchange differences		111	231	492
Share of results of equity-accounted investees after tax		(97)	(1,479)	1,062
Other costs		31	(392)	(185)
Other income		39	318	29
Gain/(loss) on disposal of property, plant and equipment		1	0	1
Total (impairments)/reversal of impairments		5	1,804	0
Gain on acquisition		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		(2)	(1)	0
Transaction costs		0	0	0
Royalties and carbon tax		131	134	126
Total mining and income tax		6	(533)	329
Current taxation		(80)	(92)	188
Deferred taxation		86	(441)	141
(Loss)/profit for the year		(7,728)	(1,086)	11,572
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		45	25	22
Consumable stores		0	0	0
Utilities		259	242	145
Mine contracts		0	0	0
Recycling		2,483	2,409	1,936
Other		2,179	2,142	1,769
Cost of sales, before amortisation and depreciation		2,483	2,409	1,936
Capital expenditure
Sustaining capital expenditure		548	1,057	864
Ore reserve development		0	0	0
Growth projects		(8)	0	(1)
Total capital expenditure		540	1,057	863
Material reconciling items | Southern Africa (SA) | PGM operations | Underground
SEGMENT REPORTING
Total revenue		(3,104)	(3,217)	(4,267)
Cost of sales, before amortisation and depreciation		2,483	2,409	1,936
Cost of sales before amortisation and depreciation consists of the following:
Recycling		2,483	2,409	1,936
Cost of sales, before amortisation and depreciation		2,483	2,409	1,936
Material reconciling items | Southern Africa (SA) | PGM operations | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Southern Africa (SA) | PGM operations | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Cost of sales, before amortisation and depreciation		0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0
Cost of sales, before amortisation and depreciation		0
Material reconciling items | Southern Africa (SA) | PGM operations | Recycling
SEGMENT REPORTING
Total revenue			0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Southern Africa (SA) | Total SA gold
SEGMENT REPORTING
Total revenue		434	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Amortisation and depreciation		(25)	(48)	(34)
Interest income		32	87	31
Finance expense		(380)	(357)	(262)
Total share-based payment expense		(16)	(23)	(32)
Gain/(loss) on financial instruments		681	(115)	(732)
Gain/(loss) on foreign exchange differences		(32)	21	411
Share of results of equity-accounted investees after tax		327	315	236
Other costs		(481)	(570)	(616)
Other income		233	496	545
Gain/(loss) on disposal of property, plant and equipment		2	7	49
Total (impairments)/reversal of impairments		107	(1,115)	0
Gain on acquisition		0	0	0
Occupational healthcare gain		76	365	211
Restructuring costs		(126)	(9)	(4)
Transaction costs		0	0	1
Royalties and carbon tax		28	0	0
Total mining and income tax		1,674	1,323	1,470
Current taxation		(12)	(20)	(15)
Deferred taxation		1,686	1,343	1,485
(Loss)/profit for the year		2,534	377	1,274
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		0	0	0
Consumable stores		0	0	0
Utilities		0	0	0
Mine contracts		0	0	0
Recycling		0	0	0
Other		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Capital expenditure
Sustaining capital expenditure		0	0	0
Ore reserve development		0	0	0
Growth projects		(354)	(1,554)	(976)
Total capital expenditure		(354)	(1,554)	(976)
Material reconciling items | Southern Africa (SA) | Total SA gold | Underground
SEGMENT REPORTING
Total revenue		434	0	0
Material reconciling items | Southern Africa (SA) | Total SA gold | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Material reconciling items | Southern Africa (SA) | Total SA gold | Recycling/processing
SEGMENT REPORTING
Total revenue		0
Material reconciling items | Southern Africa (SA) | Total SA gold | Recycling
SEGMENT REPORTING
Total revenue			0	0
Material reconciling items | Europe (EU)
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Amortisation and depreciation		(9)	(7)	(5)
Interest income		52	53	0
Finance expense		(134)	(54)	(2)
Total share-based payment expense		(6)	14	0
Gain/(loss) on financial instruments		765	(212)	144
Gain/(loss) on foreign exchange differences		13	0	(58)
Share of results of equity-accounted investees after tax		0	0	0
Other costs		(161)	(134)	(85)
Other income		11	7	1
Gain/(loss) on disposal of property, plant and equipment		0	0	0
Total (impairments)/reversal of impairments		0	0	0
Occupational healthcare gain		0	0	0
Restructuring costs		0	0	0
Transaction costs		0	0	0
Royalties and carbon tax		0	0	0
Total mining and income tax		4	(44)	(39)
Current taxation		0	(80)	0
Deferred taxation		4	36	(39)
(Loss)/profit for the year		535	(377)	(44)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		0	0	0
Consumable stores		0	0	0
Utilities		0	0	0
Mine contracts		0	0	0
Recycling		0	0	0
Other		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Capital expenditure
Sustaining capital expenditure		0	0	0
Ore reserve development		0	0	0
Growth projects		(6,221)	(2,470)	(729)
Total capital expenditure		(6,221)	(2,470)	(729)
Material reconciling items | Europe (EU) | Underground
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Europe (EU) | Surface
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Europe (EU) | Recycling/processing
SEGMENT REPORTING
Total revenue		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	0
Material reconciling items | Europe (EU) | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0	0
Cost of sales, before amortisation and depreciation		0	0	R 0
Material reconciling items | Australia
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Amortisation and depreciation		(1)	0
Interest income		1	4
Finance expense		(14)	(26)
Total share-based payment expense		0	0
Gain/(loss) on financial instruments		0	0
Gain/(loss) on foreign exchange differences		2	(35)
Share of results of equity-accounted investees after tax		0	0
Other costs		(129)	0
Other income		13	0
Gain/(loss) on disposal of property, plant and equipment		0	0
Total (impairments)/reversal of impairments		(107)	0
Occupational healthcare gain		0	0
Restructuring costs		0	0
Transaction costs		(21)	(2)
Royalties and carbon tax		0	0
Total mining and income tax		0	(2)
Current taxation		0	(2)
Deferred taxation		0	0
(Loss)/profit for the year		(256)	(61)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		0	0
Consumable stores		0	0
Utilities		0	0
Mine contracts		0	0
Recycling		0	0
Other		0	0
Cost of sales, before amortisation and depreciation		0	0
Capital expenditure
Sustaining capital expenditure		0	0
Ore reserve development		0	0
Growth projects		(10)	0
Total capital expenditure		(10)	0
Material reconciling items | Australia | Underground
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Australia | Surface
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Australia | Recycling/processing
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Australia | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		R 0	R 0